RIGHT OF USE ASSETS AND LEASE LIABILITIES - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 186	$ 185		$ 153
Lease liabilities recognised	83	90		103
Repayment of lease liabilities	(94)	(82)	[1]	(63)	[1]
Finance costs paid on lease liabilities	(11)	(10)	[1]	(9)	[1]
Interest charged to the income statement	12	11		9
Modifications and terminations	(7)	(7)		0
Translation	2	(1)		(8)
Closing balance	171	186		185
Non-current	98	115	[2]	124	[2]
Current	$ 73	71	[2]	$ 61	[2]
Increase (decrease) due to corrections of prior period errors
Disclosure of maturity analysis of operating lease payments [line items]
Non-current		13
Current		$ (13)

[1]	The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method. Refer to note 1.3.2.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.